Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - Continuing Operations [Member] - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss) attributable to ordinary shareholders – basic (in Dollars)		$ 646,773	$ (18,848,358)
Net income (loss) attributable to ordinary shareholders – diluted (in Dollars)		$ 646,773	$ (18,848,358)
Denominator:
Weighted average ordinary shares outstanding – basic	[1],[2],[3]	19,255,424	19,255,424
Adjustments for dilutive options and RSUs		2,461,039
Weighted average ordinary shares outstanding – diluted	[1],[2],[3]	21,716,463	19,255,424
Basic earnings (loss) per share attributable to the Company’s ordinary shareholders (in Dollars per share)		$ 0.03	$ (0.98)
Diluted earnings (loss) per share attributable to the Company’s ordinary shareholders (in Dollars per share)		$ 0.03	$ (0.98)

[1]	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.
[2]	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022 and the 1-for-5 reverse stock split effective on May 30, 2024.
[3]	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 17,964,879 Class A ordinary shares (3,592,980 shares post 1-for-5 reverse stock split) as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.